Deposits	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Deposits
Deposits

Note 7 - Deposits

Major classifications of deposits are as follows as of September 30, 2024 and June 30, 2024. Brokered deposits totaled $13.4 million at September 30, 2024 and June 30, 2024.

	Unaudited
	At September 30, 2024		At June 30, 2024
	Amount	Percent	Amount	Percent
Non-interest-bearing demand accounts	$23,148,856	13.45%	$25,936,461	14.99%
Demand, NOW, money market accounts	41,479,921	24.09%	39,570,222	22.88%
Savings accounts	38,851,224	22.57%	39,757,336	22.98%
Certificates of deposit	68,685,267	39.89%	67,716,735	39.15%
Total	$172,165,268	100.00%	$172,980,754	100.00%

Note 9 - Deposits

The scheduled maturities of certificates of deposit are as follows:

Years Ending June 30,
2025	$44,829,942
2026	9,606,274
2027	11,570,177
2028	1,052,040
2029	386,414
Thereafter	272,888
$67,717,735

Certificates of deposit that meet or exceed $250,000 at June 30, 2024 and 2023 were $23,317,115 (including brokered deposits of $13,434,000) and $38,627,407 (including brokered deposits of $22,158,000), respectively.